Trade Accounts Receivables and Other Current Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Provision for doubtful accounts	$ 0	$ 0